Cover	Mar. 03, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2021
Entity File Number	001-36109
Entity Registrant Name	QTS Realty Trust, Inc.
Entity Central Index Key	0001577368
Entity Tax Identification Number	46-2809094
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	12851 Foster Street
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66213
City Area Code	913
Local Phone Number	814-9988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $.01 par value
Trading Symbol	QTS
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series A Cumulative Redeemable Perpetual, $0.01 par value
Trading Symbol	QTS PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.50% Series B Cumulative Convertible Perpetual, $0.01 par value
Trading Symbol	QTS PR B
Security Exchange Name	NYSE